Chase Funds(SM). Invest With Power.


Semi-Annual Report for:

Chase Income Fund

Chase Intermediate Term Bond Fund

Chase Money Market Fund

Chase Short-Intermediate Term
U.S. Government Securities Fund

Chase U.S. Government Securities Fund



June 30, 1998



[CHASE FUNDS LOGO]

Chase Funds(SM)

                               Table of Contents

Chairman's Letter                                                 3

Chase Funds Risk/Rewards                                          4

Chase Funds Shareholder Services                                  5

Fund Commentary and Portfolio of Investments

   Chase Income Fund                                           6-11

   Chase Intermediate Term Bond Fund                          12-18

   Chase Money Market Fund                                    20-26

   Chase Short-Intermediate Term
      U.S. Government Securities Fund                         28-33

   Chase U.S. Government Securities Fund                      34-38

Statement of Assets and Liabilities                              39

Statement of Operations                                          40

Statement of Changes in Net Assets                               41

Notes to Financial Statements                                 42-46

Financial Highlights                                          47-51

                            Chase Fixed Income Funds

                               Chairman's Letter

                                                          August 10, 1998
Dear Fellow Shareholders

  We are pleased to present this semi-annual report for the six month period ended June 30, 1998.

Bonds Rallied on Fears of a Slowing Global Economy

  The bond market recorded solid returns, fueled by low inflation and falling interest rates.

  Early in 1998, bonds benefited from several reports suggesting inflation was under control. In February, several stronger-than-expected economic reports put pressure on bond prices. Interest rates stayed in a relatively narrow range midway through the period due partly to two opposing forces: concerns of a slowing global economy brought on by the Asian financial crisis, and fears of higher U.S. inflation ignited by the strengthening domestic economy.

  Several factors caused volatility in the bond market in May, most notably a fluctuating dollar and concerns over a worsening trade balance. In June, interest rates dropped and bond prices rallied as investors once again grew concerned over the prospects of slowing global economic growth due to the economic turmoil in Asia. Throughout the period, the Federal Reserve Board maintained its neutral monetary policy, as it has for more than one year. The Federal Reserve Board has not raised short-term interest rates since March, 1997 and has not lowered them since December, 1996.

  Everyone at Chase Funds wishes to remind you of the important role fixed income investments play in a diversified portfolio. With that in mind, we encourage you to maintain your investing discipline in the months and years ahead.

  Sincerely,

  /s/ Sarah E. Jones

                                  Chase Funds

                                 Risks/Rewards

                                                       HIGHEST RISK / RETURN



                                         |  Small Company Funds
                                      |  Diversified International Stock Funds
                                    |  Growth Funds
                                  |  Growth & Income Funds
                               |  Equity Income Funds
                             |  Balanced Funds
                           |  Long-Term Bond Funds
                        |  Intermediate-Term Bond Funds
                     |  Short-Term Bond Funds
                 |  Money Market Funds



LOWEST RISK / RETURN




CONSIDER YOUR INVESTMENT

                    RISK

                       & YOUR OVERALL RETURN

                                  Chase Funds

                              Shareholder Services


Telephone Exchange Privilege

Investors wishing to make a change within their Chase Funds accounts may do so quickly and easily via telephone. This service allows you to respond to changes in your goals and needs immediately without the burdensome paperwork and lengthy delays often associated with selling one investment then purchasing another. The sale of shares from one Chase Fund and purchase of shares in another is simultaneous with Telephone Exchange.


Automatic Reinvestment

Dividends and capital gains earned in your Chase Funds account can either be paid to you on a regular basis or automatically reinvested into your account to purchase additional shares of the same fund. This service is particularly valuable to growth-oriented investors who do not require current income from their invested principal. The reinvested dividends compound over time, enhancing returns and generating additional long-term growth potential.


Systematic Investing*

After opening a Chase Funds account with a minimum $1,000 initial investment, you can automatically make regular investments of $100 or more through automatic, periodic deductions from your bank checking or savings account. Shareholders using this service benefit not only by accumulating investment assets but also through the process of "dollar cost averaging".
Dollar cost averaging is an investment strategy that has shown that investing the same amount of money on a regular basis in a fluctuating value investment over time results in a lower actual price paid per share than the average price per share over time. That is because when the share price is lower, more shares are purchased and when it is higher, fewer are purchased. Dollar cost averaging is highly recommended by investment experts as a prudent and highly effective approach to wealth accumulation.


* Systematic investing does not assure a profit and does not protect against loss in declining financial markets. An investor should be prepared to continue the program of investing at regular intervals, even during economic down turns.


Systematic Withdrawal

For investors who require an income stream from their Chase Fund(s) investment account(s), regularly scheduled withdrawals of a specified value of $50 or more can be sent to them by check on a monthly, quarterly or semi-annual basis.


Check Writing Privilege

The Chase Money Market Fund offers investors the option of accessing account assets quickly and easily simply by writing a check to redeem shares.


Chase Funds Website

Shareholders of the Chase Funds have unlimited access to their accounts and first class Chase Funds customer service via the internet at:
http://www.chasefunds.com


Please note, these services are available to all shareholders investing directly into any Chase Fund. If you purchase these funds through a financial intermediary, please check with your service provider to determine availability of these services.

                               Chase Income Fund
                               as of June 30, 1998


How The Fund Performed

Chase Income Fund had a total return of 4.37% for the six-month period ended June 30, 1998.


How The Fund Was Managed

Declining interest rates and generally benign inflation conditions helped the Fund's investment results during the period.

The Fund's overweighting in long-term Treasuries helped performance as interest rates declined and bond prices increased. Over the last six months, the yield on the 30-year Treasury bond declined from 5.92% to 5.63%.

During the period, the Fund was also underweighted in lower-rated, less creditworthy corporates. This strategy helped protect shareholder capital when the Asian economic crisis became a serious concern among investors in May.

The Fund's decision to be underweighted in mortgages proved beneficial to shareholders, as well. As interest rates fell, prepayment risk increased and prices came under pressure.


Where The Fund May Be Headed

With inflation under control and interest rates low, the outlook for bonds remains positive. Given this backdrop, we expect to maintain our overweighting in long-term Treasuries and our underweighting in mortgages. Additionally, with Asia still a threat to the global economy, we expect to maintain our underweighting in lower-rated, less creditworthy corporates.

Looking ahead, we expect rates to stay in a narrow range during the second half of the year. Given this backdrop, we remain optimistic that investors will continue to find intermediate- and longer-term bonds attractive in the months ahead.

                               Chase Income Fund

                              as of June 30, 1998

Fund Facts

                       Objective  Current income

             Primary Investments  Bonds, notes and debentures issued by corporations, the U.S. government and its agencies

 Suggested investment time frame  Long-term

                Market benchmark  Lehman Government/
                                  Corporate Bond Index

           Lipper Funds Universe  Corporate Debt A Rated
                                  Funds Index

                  Inception date  3/29/88

                Newspaper symbol  Income

              Dividend Frequency  Daily

                      Net Assets  $54.4 million

                Average Maturity  11.7 years

                Average Duration  6.8 years

                 Average Quality  AAA



     Average Maturity/Quality

     ----------------
     |    |////|    |  High
     |    |////|    |
     ----------------
     |    |    |    |  Med
     |    |    |    |
     ---------------
     |    |    |    |  Low
     |    |    |    |
     ----------------
     Short  Int. Long

                               Chase Income Fund
                              as of June 30, 1998

10-Year Performance*

This chart shows what the long-term growth would have been for a hypothetical investment in the Chase Income Fund compared to its key benchmarks. This is where you can see the Fund's long-term trend. This chart is for illustrative purposes only.

                              Lipper
                              Balanced
                               Debt A       Lehman
                 Chase         Rated        Govt./Corp.
                Income         Funds          Bond
   Date          Fund          Index         Index
   ----         -------       -------       -------
 6/30/1988      $ 10000       $ 10000       $ 10000
                  10000          9941          9942
                  10000       9880.36       9875.39
                  10000       10139.2       10098.6
                  10000       10101.7         10041
                10193.3         10134       10067.1
                10335.3       10364.1       10287.6
                10406.2       10529.9       10469.7
                10344.1       10459.4       10351.4
                10395.8       10504.3       10386.6
                10489.6         10643       10524.7
                10461.2       10571.7       10444.7
                10496.4       10611.9       10500.1
                10604.7       10803.9       10722.7
                10927.5       11061.1       10986.5
                11161.7       11392.9       11344.6
                11321.4       11587.7       11580.6
                11073.5       11442.9       11401.1
                11131.9       11484.1       11451.2
                11354.4       11720.6         11741
                11470.1       11800.3       11846.6
                  11474       11819.2       11864.4
                11331.6       11627.7       11701.9
                11316.2       11638.2       11727.6
                11302.1       11642.9       11728.8
                11232.5         11488       11620.9
                11489.3       11830.4       11957.9
                  11652       12032.6       12151.6
                  11764       12184.3       12302.3
                11610.3       11939.4       12123.9
                11686.3       11993.1       12224.5
                11778.3         12131       12387.1
                12021.6         12410       12657.1
                12231.5       12604.9       12848.3
                12309.5       12737.2       12992.2
                12321.1       12897.7       13103.9
                12395.1         13006       13194.3
                12482.5       13168.6         13346
                  12508       13234.5       13408.8
                12490.9         13208         13394
                  12597       13391.6       13562.8
                12900.6         13713       13874.7
                13201.1       14021.5       14164.7
                13298.3       14150.5       14290.8
                13361.2       14279.3       14433.7
                13911.4       14807.6       14920.1
                13604.3       14578.1       14699.3
                13637.3       14653.9       14777.2
                13550.7       14582.1       14695.9
                13631.2       14647.7       14784.1
                13865.9       14956.8       15070.9
                14065.3       15184.1       15292.5
                14445.8       15606.2       15683.9
                14540.9       15735.8       15823.5
                14696.7       15929.3       16038.7
                14402.5       15650.6       15793.3
                14414.6       15652.1       15779.1
                14625.2       15921.4       16050.5
                14950.1       16262.1       16400.4
                15303.7       16644.2       16741.5
                  15352       16710.8       16798.5
                15422.3       16826.1       16927.8
                  15409       16836.2       16919.4
                15715.5       17240.3       17303.4
                15821.7       17385.1       17414.2
                16191.8       17814.5       17814.7
                16207.4       17866.2         17877
                16272.5       17966.2       17950.3
                16074.1       17716.5       17747.5
                16114.8       17812.2       17825.6
                16312.3       18100.7         18093
                15861.4       17673.5       17698.5
                15569.7       17164.5       17264.9
                  15365         16962       17121.6
                15347.2       16902.6       17090.8
                15267.9       16845.2       17051.5
                15549.8       17165.2       17392.5
                15528.5       17170.4       17399.5
                15336.2       16885.3       17136.8
                15304.2       16827.9       17117.9
                15290.6       16804.4       17087.1
                15394.1       16937.1       17199.9
                  15666       17238.6       17530.1
                15999.4       17655.8       17936.8
                16093.3       17784.7         18057
                16302.1         18039         18308
                16810.4       18847.1       19075.1
                  16962         18981       19227.7
                  16849       18887.9       19152.7
                17084.5       19150.5       19397.8
                17293.1       19357.3       19595.7
                17656.9       19649.6       19883.8
                17944.8       19971.8       20211.8
                18223.2       20293.4         20509
                  18291       20388.8       20636.1
                17874.3         19928       20198.6
                17724.5       19766.6         20029
                17652.9       19614.4       19890.8
                17618.2       19571.2         19857
                17847.2       19815.9         20123
                  17876       19857.5       20169.3
                17787.1       19801.9       20120.9
                18076.4       20178.1       20479.1
                18460.3       20672.5       20956.2
                18790.7       21094.2       21341.8
                18570.5       20855.8       21104.9
                18563.5       20887.1         21130
                  18579       20960.2       21174.6
                18363.2         20671       20922.9
                  18601       20962.4       21228.9
                18750.1       21157.4         21427
                19000.2         21443       21684.2
                19560.5       22133.5       22347.6
                19350.4       21852.4       22096.7
                19650.6         22226       22444.1
                19930.7       22512.8       22803.7
                20010.8       22618.6       22923.7
                20190.9       22858.3       23164.3
                20475.6       23130.3       23490.8
                20442.6         23091       23443.1
                20497.5       23176.5       23515.4
                20579.3       23283.1       23633.5
                20826.9       23534.5       23887.6
6/30/1998       21072.5       23734.6       24131.2

Average Annual Total Returns

This table shows the average annual total returns. This is where you can see the Fund's short-term performance, which, as with the stock markets, tends to be more volatile than the long-term trend.

                                  1 Year   3 Years  5 Years  10 Years
                                  ------   -------  -------  --------

Premier Shares                     10.91%   7.49%    6.04%     7.52%

* Source: Lipper Analytical Services. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

This chart represents the comparative performance for $10,000 invested in Premier Shares of Chase Income Fund, the Lehman Government/Corporate Bond Index and the Lipper Corporate Debt A Rated Funds Index from June 30, 1988 to June 30, 1998. The performance of the Fund assumes the reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect the reinvestment of all dividends and capital gains on the securities included in the benchmark. Premier Shares carry a $100,000 minimum initial investment and carry no sales charge.

Chase Income Fund is the successor to the AVESTA Trust Income Fund. Effective 12/31/97, the AVESTA Trust was converted from a Texas Trust to Mutual Fund Investment ("MFIT"), a Massachusetts business trust. As part of the conversion, the Fund transferred all of its assets to Chase Income Fund, a new investment portfolio of MFIT.

Chase Income Fund, unlike the AVESTA Income Fund, is subject to certain diversification, distribution and other requirements imposed under the Internal Revenue Code, which may impact performance.

The Lipper Corporate Debt A Rated Funds Index represents performance of the largest 30 A rated corporate debt funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge. An individual cannot invest directly in an index.

The Lehman Govt/Corp. Bond Index includes the Government and Corporate Bond Indices, including U.S. Government Treasury and agency securities, corporate and yankee bonds. The index is unmanaged and reflects the reinvestment of dividends. An individual cannot invest directly in an index.

                               Chase Income Fund
                              as of June 30, 1998

     How Much Of The Fund Was Invested

                                 [PIE CHART]

                              Investments 98.5%
                              Cash/Other   1.5%





     What the Fund Was Invested In
     Percentage to Total Portfolio Investments

                                 [PIE CHART]


                Corporate Notes & Bonds                35.7%
                Asset Backed Securities                 5.8%
                Cash Equivalents & Short Term Paper     3.5%
                Mortgage Backed Securities              8.7%
                U.S. Treasury Securities               46.3%

                               Chase Income Fund

               Portfolio of Investments June 30, 1998 (unaudited)


Principal
 Amount
  (USD)        Issuer                                                   Value
--------------------------------------------------------------------------------
Long-Term Investments - 95.6%
--------------------------------------------------------------------------------
               U.S. Treasury Securities -- 45.8%
                U.S. Treasury Notes & Bonds,
 $3,800,000       5.500%, 01/31/03                                  $  3,797,036
  2,000,000       5.500%, 03/31/03                                     1,998,740
  2,200,000       5.750%, 08/15/03                                     2,223,364
  4,000,000       6.000%, 02/15/26                                     4,161,240
  1,140,000       6.125%, 11/15/27                                     1,221,578
  1,600,000       6.250%, 02/15/07                                     1,675,504
  2,000,000       6.375%, 03/31/01                                     2,042,500
  2,750,000       6.750%, 08/15/26                                     3,148,310
  3,500,000       8.125%, 05/15/21                                     4,557,105
                                                                    ------------
               Total U.S. Treasury Securities
                  (Cost $23,929,843)                                  24,825,377
                                                                    ------------
               Corporate Notes & Bonds -- 35.4%
               Automotive -- 4.5%
  2,400,000       Caterpillar Financial Services, 6.950%, 11/01/00     2,456,784
                                                                    ------------
               Banking -- 4.6%
  2,400,000       Associates Corp. of North America, 7.520%,
                  03/29/00                                             2,469,456
                                                                    ------------
               Consumer Products -- 3.3%
  1,725,000       Procter & Gamble Co., 6.450%, 01/15/26               1,769,384
                                                                    ------------
               Financial Services -- 5.5%
  2,000,000       Bankamerica Corp., 6.200%, 02/15/06                  1,988,200
  1,000,000       Ford Motor Credit Co., 6.250%, 12/08/05              1,000,280
                                                                    ------------
                                                                       2,988,480
                                                                    ------------
               Food/Beverage -- 8.6%
  2,500,000       Anheuser-Busch Companies, Inc., 6.750%, 08/01/03     2,585,850
  2,000,000       McDonald's Corp., 7.050%, 11/15/25                   2,068,400
                                                                    ------------
                                                                       4,654,250
                                                                    ------------
               Health Care / Health Care Services -- 4.4%
  2,400,000       Abbott Laboratories, 5.600%, 10/01/03                2,369,040
                                                                    ------------
               Retailing -- 4.5%
  2,400,000       Wal-Mart Stores, 6.750%, 05/15/02                    2,463,816
                                                                    ------------
               Total Corporate Notes & Bonds
                  (Cost $18,315,429)                                  19,171,210
                                                                    ------------

                      See notes to financial statements.

                               Chase Income Fund

Principal
 Amount
  (USD)        Issuer                                                   Value
--------------------------------------------------------------------------------
Long-Term Investments - (continued)
--------------------------------------------------------------------------------

               Mortgage-Backed Pass Through  Securities -- 8.7%
 $2,257,516       Federal National Mortgage Association,
                  Pool 313166, 6.500%,09/01/26                       $ 2,253,272
  2,436,790       Government Mortgage Association Corp.,
                  Pool 416156, 6.500%, 02/15/26                        2,434,499
                                                                    ------------
               Total Mortgage-Backed Pass Through Securities
                  (Cost $4,556,385)                                    4,687,771
                                                                    ------------
               Asset Backed Securities -- 5.7%
    660,854       Ford Credit Grantor Trust, Ser. 1995-B,
                  Class A, 5.900%, 10/15/00                              661,680
  2,410,000       PNC Student Loan Trust I, Ser. 1997-2,
                  Class A2, 6.138%, 01/25/00                           2,425,906
                                                                    ------------
               Total Asset Backed Securities
                  (Cost $3,070,815)                                    3,087,586
                                                                    ------------
               Total Long-Term Investments
                  (Cost $49,872,472)                                  51,771,944
--------------------------------------------------------------------------------
  Shares       Issuer                                                   Value
--------------------------------------------------------------------------------
Short-Term Investments - 3.5%
--------------------------------------------------------------------------------

               Money Market Fund -- 0.6%
    331,200       Fidelity Colchester Street Trust Government Fund
                  (Cost $331,200)                                        331,200
                                                                    ------------
Principal
 Amount
  (USD)
               Repurchase Agreement -- 2.9%
 $1,557,000       Merrill Lynch & Co., Inc., 5.50% due 07/01/98,
                  (Dated 06/30/98, Proceeds $1,557,237,
                  Secured by U.S. Treasury Note $1,532,947,
                  7.75% due 11/30/99; Market $1,587,476)
                  (Cost $1,557,000)                                    1,557,000
                                                                    ------------
               Total Short-Term Investments
                  (Cost $1,888,200)                                    1,888,200
--------------------------------------------------------------------------------
               Total Investments -- 99.1%
                  (Cost $51,760,672)                                 $53,660,144
--------------------------------------------------------------------------------


                       See notes to financial statements.

                           Chase Intermediate Term
                                   Bond Fund
                             as of June 30, 1998

How the Fund Performed

Chase Intermediate Term Bond Fund had a total return of 3.53% for the six-month period ended June 30, 1998.

How the Fund Was Managed

Early in 1998, the Fund enjoyed good performance from high-quality corporate securities, as concerns over the Asian financial crisis began to wane and investors became less concerned about its potential impact on the credit ratings of corporations.

In May, the Fund benefited from the sharp decline in long-term interest rates and the modest dip in intermediate-term rates. This phenomenon created a relatively narrow difference between the yields on long- and intermediate-term securities, making the latter particularly attractive to investors.

During May, the Fund also benefited by maintaining a slightly higher-than-average duration as yields fell modestly and by keeping an underweighting in lower-rated, less creditworthy corporates as concerns over Asia reignited.

Where the Fund May Be Headed

Looking ahead, we expect interest rates to stay in a relatively narrow range. Of course, further problems in Asia could cause interest rates to trend slightly lower. Given this backdrop, we remain optimistic that investors will continue to find intermediate-term bonds attractive in the months ahead.

                           Chase Intermediate Term
                                  Bond Fund
                             as of June 30, 1998


Fund Facts

                      Objective   Current income

            Primary Investments   Intermediate-term, investment-
                                  grade bonds, notes and debentures
                                  issued by corporations, the U.S.
                                  government and its agencies

Suggested investment time frame   Mid- to long-term

               Market benchmark   Lehman Aggregate Bond Index

          Lipper Funds Universe   Intermediate Investment Grade Debt Funds Index

                 Inception date   10/31/94

               Newspaper symbol   Not Listed

             Dividend Frequency   Daily

                     Net Assets   $24.5 million

               Average Maturity   7.9 years

               Average Duration   1.3 years

                Average Quality   AAA



         Average Maturity/Quality


         ----------------
         |    |////|    |  High
         |    |////|    |
         ----------------
         |    |    |    |  Med
         |    |    |    |
         ---------------
         |    |    |    |  Low
         |    |    |    |
         ----------------
         Short  Int. Long

                           Chase Intermediate Term
                                  Bond Fund
                             as of June 30, 1998

Life of Fund Performance*

This chart shows what the long-term growth would have been of a hypothetical investment in the Chase Intermediate Term Bond Fund compared to its key benchmarks. This is where you can see the Fund's long-term trend. This chart is for illustrative purposes only.


                                Lipper
                             Intermediate
                  Chase       Investment
               Intermediate     Grade         Lehman
                Term Bond     Debt Funds     Aggregate
   Date            Bond         Index       Bond Index
----------      -----------   ----------    -----------
10/31/1994      $   10000     $   10000     $   10000
                  9973.58          9988          9991
                  9943.09       9961.03       9969.02
                  9992.03       10009.8       10037.8
                  10152.6         10179       10236.5
                  10389.4       10394.8       10480.2
                  10440.8       10463.4       10544.1
                  10576.4       10600.5       10691.7
                  10960.5       10972.6       11105.5
                  11065.9       11041.7       11186.6
                  11016.4       11017.4         11162
                  11118.9       11146.3         11297
                  11214.6       11252.2       11406.6
                  11368.3       11399.6       11554.9
                  11529.4       11569.4       11728.2
                  11669.7       11724.5       11892.4
                  11729.6       11801.9       11970.9
                  11513.9       11596.5       11762.6
                  11418.2       11516.5       11680.3
                  11349.8       11449.7       11614.9
                    11314       11432.5       11591.6
                  11443.8       11565.1         11747
                  11467.6       11597.5       11778.7
                  11434.6       11585.9       11758.6
                  11598.8       11779.4       11963.2
                    11829         12028       12228.8
                  12023.1         12236       12437.9
                    11887       12127.1       12322.3
                  11894.4       12164.7         12360
                  11910.2       12195.1       12390.8
                  11805.2       12064.6       12253.4
                    11919       12229.9       12436.9
                    12000       12338.8       12554.4
                    12130       12484.4       12703.5
                    12400       12815.2         13046
                    12310       12698.6       12934.7
                    12460       12881.5       13125.5
                    12610         13036       13315.9
                    12640       13073.8       13377.2
                    12750       13192.8       13511.9
                  12910.5       13368.3       13685.4
                  12894.9       13349.6       13675.1
                    12934         13399       13722.1
                  12981.6       13461.9       13793.7
                  13091.4       13583.1       13924.5
 6/30/1998        13200.1       13687.7       14042.9

Average Annual Total Returns

This table shows the average annual total returns. This is where you can see the Fund's short-term performance, which, as with the stock markets, tends to be more volatile than the long-term trend.

                                                   Since
                                                 Inception
                      1 Year   3 Years  5 Years  (10/31/94)
                      ------   -------  -------  ----------

Premier Shares         8.82%    6.05%     N/A       7.70%

* Source: Lipper Analytical Services Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

This chart represents the comparative performance for $10,000 invested in Premier Shares of Chase Intermediate Term Bond Fund, the Lehman Aggregate Bond Index and the Lipper Intermediate Investment Grade Debt Funds Index from October 31, 1994 to June 30, 1998. The performance of the Fund assumes the reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect the reinvestment of all dividends and capital gains on the securities included in the benchmark. Premier Shares carry a $100,000 minimum initial investment and carry no sales charge.

Chase Intermediate Term Bond Fund is the successor to the AVESTA Trust Intermediate Term Bond Fund. Effective 12/31/97, the AVESTA Trust was converted from a Texas Trust to Mutual Fund Investment ("MFIT"), a Massachusetts business trust. As part of the conversion, the Fund transferred all of its assets to Chase Intermediate Term Bond Fund, a new investment portfolio of MFIT.

Chase Intermediate Term Bond Fund, unlike the AVESTA Trust Intermediate Term Bond Fund, is subject to certain diversification, distribution and other requirements imposed under the Internal Revenue Code, which may impact performance.

The Lipper Intermediate Investment Grade Debt Funds Index represents performance of the largest 30 intermedite investment grade debt funds. Each of these funds invests the majority of its assets in investment grade debt issues (rated in top four grades) with dollar-weighted average maturities of five to 10 years. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge. An individual cannot invest directly in an index.

The Lehman Aggregate Bond Index is composed of the Lehman Government/Corporate Bond Index and the Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The index is unmanaged and reflects the reinvestment of dividends. An individual cannot invest directly in an index.

                            Chase Intermediate Term
                                  Bond Fund
                             as of June 30, 1998


How Much of the Fund Was Invested


                     [PIE GRAPH]

                  Investments   98.5%
                  Cash/Other     1.5%


What the Fund Was Invested In
Percentage of  Total Portfolio Investments


                     [PIE CHART]

     U.S. Treasury Securities                 46.7%
     Corporate Notes & Bonds                  27.5%
     Mortgage Backed Securities               16.3%
     Cash Equivalents & Short Term Paper       4.4%
     U.S. Government Obligations               2.6%
     Other                                     2.5%

                       Cash Intermediate Term Bond Fund
              Portfolio of Investments June 30, 1998 (unaudited)

Principal
 Amount
  (USD)        Issuer                                                   Value
--------------------------------------------------------------------------------
Long-Term Investments -- 94.9%
--------------------------------------------------------------------------------
               U.S. Treasury Securities -- 46.3%
                  U.S. Treasury Notes & Bonds,
$2,700,000             5.500%, 04/15/00                             $ 2,699,163
 1,075,000             5.750%, 11/15/00                               1,080,375
 1,100,000             5.875%, 08/31/99                               1,104,301
 2,845,000             6.250%, 08/15/23                               3,045,913
   190,000             6.375%, 03/31/01                                 194,038
 3,070,000             6.375%, 08/15/02                               3,164,003
                                                                    -----------
               Total U.S. Treasury Securities
                  (Cost $11,155,448)                                 11,287,793
                                                                    -----------
               U.S. Government Agencies -- 2.6%
                  Federal Home Loan Mortgage Corp.,
   100,000             6.050%, 06/28/00                                 100,781
   500,000             6.995%, 04/02/07                                 538,670
                                                                    -----------
               Total U.S. Government Agencies
                  (Cost $596,832)                                       639,451
                                                                    -----------
               Corporate Notes & Bonds -- 25.5%
               Automotive -- 2.0%
   500,000        TRW Inc., 6.050%, 01/15/05                            497,525
                                                                    -----------
               Banking -- 3.8%
   150,000        Bankamerica Corp., 6.850%, 03/01/03                   153,905
   200,000        First Union Corp., 7.000%, 03/15/06                   209,718
   350,000        NBD Bancorp, 7.125%, 05/15/07                         371,182
   200,000        Norwest Corp., 6.200%, 12/01/05                       201,230
                                                                    -----------
                                                                        936,035
                                                                    -----------
               Financial Services -- 14.3%
   150,000        Associates Corp. of North America, 7.700%,
                  03/01/02                                              158,904
   450,000        Chrysler Financial Corp., 6.950%, 03/25/02            463,469
   200,000        Chubb Capital Corp., 6.875%, 02/01/03                 206,576
                  Commercial Credit Corp.,
   300,000             5.900%, 09/01/03                                 298,038
   150,000             6.125%, 12/01/05                                 148,941
   400,000        Ford Motor Credit Co., 6.250%, 12/08/05               400,112
   350,000        General Motors Acceptance Corp., 6.625%,
                  10/15/05                                              358,064
   250,000        Household Finance Co., 6.700%, 01/06/00               252,880
   500,000        Morgan Stanley Group, Inc., 8.100%, 06/24/02          534,490
   200,000        Pacific Bell, SBC Communications Inc.,
                  6.875%, 08/15/06                                      210,118
   400,000        Salomon Smith Barney Holdings, Inc.,
                  7.000%, 03/15/04                                      415,500
                                                                    -----------
                                                                      3,447,092
                                                                    -----------

                      See notes to financial statements.

                      Chase Intermediate Term Bond Fund
        Portfolio of Investments June 30, 1998 (unaudited) (continued)

Principal
 Amount
  (USD)        Issuer                                                   Value
--------------------------------------------------------------------------------
Long-Term Investments -- (continued)
--------------------------------------------------------------------------------
               Leasing -- 3.1%
$  600,000        International Lease Finance Corp 5.950%,
                  06/01/01                                          $   598,830
   150,000        US Leasing Capital Corp., 5.950%, 10/15/03            148,799
                                                                    -----------
                                                                        747,629
                                                                    -----------
               Paper / Forest Products -- 2.3%
   500,000        Weyerhaeuser Company, 7.950%, 03/15/25                568,605
                                                                    -----------
               Total Corporate Notes & Bonds
                  (Cost $5,998,828)                                   6,196,886
                                                                    -----------
               Corporate Notes & Bonds FRN -- 1.9%
               Banking -- 1.9%
   450,000        Nationsbank Corp., 7.000%, 05/15/03
                  (Cost $445,798)                                       466,403
                                                                    -----------
               Foreign Government Agency Securities -- 2.1%
   500,000        Hydro-Quebec, Ser. B, 6.860%, 04/01/05
                  (Cost $515,465)                                       520,960
                                                                    -----------
               Mortgage Backed Pass Through Securities -- 16.2%
                  Federal National Mortgage Association,
   170,115           Pool 124734, 6.500%, 03/01/00                      170,457
   491,618           Pool 398212, 6.500%, 02/01/13                      494,381
   638,158           Pool 250772, 7.000%, 12/01/03                      646,046
                  Government Mortgage Association Corp.,
   492,409           Pool 462580, 6.500%, 02/15/28                      491,330
   493,420           Pool 436259, 6.500%, 03/15/28                      492,339
   302,667           Pool 476305, 6.500%, 05/15/28                      302,004
   300,000           Pool 478172, 6.500%, 06/15/28                      299,343
 1,023,528           Pool 448704, 7.500%, 10/15/27                    1,051,992
                                                                    -----------
               Total Mortgage Backed Securities
                  (Cost $3,920,497)                                   3,947,892
                                                                    -----------
               Asset Backed Securities -- 0.3%
    54,070        Ford Credit Grantor Trust,
                  Ser. 1995-B, Class A, 5.900%, 10/15/00                 54,137
    18,686        General Motors Acceptance Corp.
                  Ser. 1995-A, 7.150%, 03/15/00                          18,692
                                                                    -----------
               Total Asset Backed Securities
                  (Cost $72,667)                                         72,829
                                                                    -----------
               Total Long-Term Investments
                  (Cost $22,705,535)                                 23,132,214
                                                                    -----------


                      See notes to financial statements.

                      Chase Intermediate Term Bond Fund
        Portfolio of Investments June 30, 1998 (unaudited) (continued)

   Shares      Issuer                                                   Value
--------------------------------------------------------------------------------
Short-Term Investments -- 4.4%
--------------------------------------------------------------------------------

               Money Market Fund -- 2.1%
   515,300        Fidelity Colchester Street Trust
                  Government Fund
                  (Cost $515,300)                                   $   515,300
                                                                    -----------
Principal
 Amount
  (USD)

               Repurchase Agreement -- 2.2%
$  544,000        Merrill Lynch & Co., Inc., 5.50% due
                  07/01/98, (Dated 06/30/98, Proceeds
                  $544,083, Secured by U.S. Treasury Note
                  $535,596, 7.75% due 11/30/99; Market
                  $554,648)
                  (Cost $544,000)                                       544,000
                                                                    -----------
               Total Short-Term Investments
                  (Cost $1,059,300)                                   1,059,300
-------------------------------------------------------------------------------
               Total Investments -- 99.3%
                  (Cost $23,764,835)                                $24,191,514
-------------------------------------------------------------------------------

                      See notes to financial statements.

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                                                                             19

                            Chase Money Market Fund
                              as of June 30, 1998

How the Fund Performed

Chase Money Market Fund had a total return of 2.59% for the six-month period ended June 30, 1998.

How the Fund Was Managed

During the period, the Chase Money Market Fund maintained a slightly higher weighted average maturity than that of its benchmark. This strategy helped enhance the Fund's yield as interest rates stayed in a narrow trading range, thanks partly to the Federal Reserve Board's decision to maintain a neutral monetary policy throughout the period. As for sector allocation, the Fund held approximately 25% of its assets in floating rate notes, with the remaining assets diversified across various high-quality, short-term instruments.

Where the Fund May Be Headed

Looking ahead, we do not anticipate a dramatic change in rates along the short end of the yield curve. In our opinion, any signs that the economy is strengthening are likely to be countered by the threat of slowing global economic growth due to the economic problems in Asia. Given this forecast, we expect to maintain our current strategy.

                            Chase Money Market Fund
                              as of June 30, 1998

Fund Facts

                      Objective         Current income

            Primary Investments         Maximum current income
                                        consistent with the preservation of
                                        capital and maintenance of liquidity

Suggested investment time frame         Short-term

                 Inception date         3/29/88

               Newspaper symbol         Not Listed

             Dividend Frequency         Daily

                     Net Assets         $146.4 million

               Average Maturity         66 days
                                                                              21

                            Chase Money Market Fund
                              as of June 30, 1998

            Maturity Schedule


            1-14 days                           22%
            15-30 days                          17%
            31-60 days                          23%
            61-90 days                          11%
            91+ days                            27%



            7-Day SEC Yield


            Premier Shares                    5.16%

Performance information represents past performance and is not intended to indicate or predict future results. Yields will vary and you may experience gains or losses when you sell your shares.

The Chase Money Market Fund is the successor to the AVESTA Trust Money Market Fund. Effective December 31, 1997, the AVESTA Trust was converted from a Texas Trust to Mutual Fund Investment ("MFIT"), a Massachusetts business trust. As part of the conversion, the Fund transferred all of its assets to the Chase Money Market Fund, a new investment portfolio of MFIT.

The Chase Money Market Fund unlike the AVESTA Money Market Fund, is subject to certain diversification, distribution and other requirements imposed under the Internal Revenue Code, which may impact performance.

Yield information is net of expenses and fees, and reflects reimbursement and waiver of certain expenses and fees. An investment in a money market fund is neither insured nor guaranteed by the U.S. government. Although the Fund strives to maintain a stable net asset value of $1.00 per share, there can be no assurance that this objective will be met.

                            Chase Money Market Fund
                              as of June 30, 1998


                       How Much of the Fund Was Invested


                                 [PIE CHART]

                         Investments             99.6%
                         Cash/Other              0.4%




                    What the Fund Was Invested In
                    Percentage of Total Portfolio Investments


                                [PIE CHART]

                    Commerical Paper                         61.3%
                    U.S. Government Obligations               2.7%
                    State & Municipal Obligations             1.0%
                    Corporate Notes & Bonds                  24.8%
                    Cash Equivalents & Short Term Paper      10.2%
23

                            Chase Money Market Fund

               Portfolio of Investments June 30, 1998 (unaudited)

Principal
 Amount
  (USD)        Issuer                                                   Value
--------------------------------------------------------------------------------
                State & Municipal Obligations -- 1.0%
    $1,500,000    Wichita, Kansas, Series 195 Short Term Notes,
                  5.800%, 08/27/98 (Cost $1,500,160)             $    1,500,160
                                                                 --------------
                U.S. Government Obligations -- 2.7%
     2,000,000    Federal Home Loan Mortgage Corp.,
                  5.835%, 12/17/98                                    1,999,481
     2,000,000    Federal National Mortgage Association, MTN.,
                  5.940%, 08/14/98                                    2,000,258
                                                                 --------------
                Total U.S. Government Obligations
                  (Cost $3,999,739)                                   3,999,739
                                                                 --------------
                Corporate Notes & Bonds -- 14.5%
                Banking -- 1.5%
     1,740,000    Northwest Corp., 5.750%, 11/16/98                   1,739,230
       500,000    Swiss Bank Corp., 5.750%, 05/07/99                    499,766
                                                                 --------------
                                                                      2,238,996
                                                                 --------------
                Financial Services -- 13.0%
                  Beta Finance Corp., Inc.,#
     2,000,000         5.700%, 03/31/99                               2,000,000
     3,000,000         5.745%, 03/16/99                               2,999,894
     1,000,000    British Telecommunications Finance,
                  Yankee, (United Kingdom), 9.375%, 02/15/99          1,022,083
     1,000,000    CC USA Inc.(Cenntauri Corp.)
                  (Cayman Islands),# 5.880%, 05/04/99                 1,000,000
                  IBM Credit Corp.,
     2,000,000         5.470%, 02/10/99                               1,998,552
     1,500,000         5.690%, 03/09/99                               1,499,475
     1,900,000         5.800%, 11/06/98                               1,899,840
     1,000,000    International Lease Finance Corp.,
                  6.270%, 02/10/99                                    1,002,112
     2,000,000    John Deere Capital Corp., 6.000%, 02/01/99          2,000,617
     1,500,000    Merrill Lynch & Co. Ser. B, 5.565%, 02/16/99        1,499,906
                  Sigma Finance Corp. (United Kingdom),#
     1,000,000         5.700%, 03/02/99                               1,000,000
     1,000,000         5.720%, 03/30/99                               1,000,000
                                                                 --------------
                                                                     18,922,479
                                                                 --------------
                Total Corporate Notes & Bonds
                  (Cost $21,161,475)                                 21,161,475
                                                                 --------------
                Commercial Paper -- 61.4%
                Automotive -- 4.1%
                  Daimler-Benz North America Corp. (Germany),
     3,000,000         5.460%, 10/21/98                               2,949,040
     3,000,000         5.490%, 09/25/98                               2,960,655
                                                                 --------------
                                                                      5,909,695
                                                                 --------------

                       See notes to financial statements.

                            Chase Money Market Fund

Principal
 Amount
  (USD)         Issuer                                                  Value
--------------------------------------------------------------------------------
                Banking -- 8.5%
    $1,500,000    Bankers Trust Co. of New York,
                  5.450%, 10/02/98                               $    1,478,881
     6,000,000    BIL North America Inc., 5.570%, 07/10/98            5,991,645
     5,000,000    Svenska Handelsbanken Inc. (Sweden),
                  5.510%, 09/10/98                                    4,945,665
                                                                 --------------
                                                                     12,416,191
                                                                 --------------
                Electronics / Electrical Equipment -- 4.1%
     6,000,000    Lucent Technologies, Inc., 5.500%, 07/01/98         6,000,000
                                                                 --------------
                Financial Services -- 36.5%
     5,000,000    CC USA Inc. (Cenntauri Corp.)
                  (Cayman Islands),# 5.530%, 08/28/98                 4,955,453
     6,000,000    Den Norske Bank STATS OIL, 5.500%, 08/25/98         5,949,583
     6,500,000    Eureka Securitization Inc.,# 5.520%, 07/30/98       6,471,097
     1,500,000    Kitty Hawk Funding Corp.,# 5.500%, 09/21/98         1,481,208
     2,500,000    Mont Blanc Capital Corp.,# 5.530%, 07/27/98         2,490,015
                  National Rural Utilities Cooperative
                  Finance Corp.,
     2,500,000         5.470%, 07/22/98                               2,492,024
     4,000,000         5.490%, 08/07/98                               3,977,430
     1,500,000    Thames Asset Global Securities,
                  # 5.510%,07/20/98                                   1,495,638
     6,000,000    Trident Capital Finance Corp.,
                  # 5.480%,07/10/98                                   5,991,780
     5,685,000    Triple A One Funding Corp.,# 5.530%, 07/10/98       5,677,140
     6,000,000    Twin Towers Inc.,# 5.520%, 09/08/98                 5,936,520
     4,000,000    Windmill Funding Corp.,# 5.520%, 07/24/98           3,985,893
     2,290,000    Wood Street Funding Corp.,# 5.530%, 07/24/98        2,281,909
                                                                 --------------
                                                                     53,185,690
                                                                 --------------
                Insurance -- 3.4%
     5,000,000    ING America Insurance Holdings, Inc.,
                  5.480%, 07/30/98                                    4,977,928
                                                                 --------------
                Metals / Mining -- 4.8%
     7,000,000    Rio Tinto America Inc., 5.380%, 08/07/98            6,961,294
                                                                 --------------
                Total Commercial Paper
                  (Cost $89,450,798)                                 89,450,798
                                                                 --------------
                Corporate Notes & Bonds FRN -- 10.4%
                Banking -- 1.4%
     2,000,000    American Express Centurion, 5.596%, 07/13/98        2,000,000
                                                                 --------------
                Computers / Computer Hardware -- 0.7%
     1,000,000    International Business Machines, Corp.,
                  5.561%, 08/17/98                                      999,903
                                                                 --------------
                Financial Services -- 8.3%
     3,000,000    Caterpillar Financial Services, Inc.,
                  5.584%, 07/13/98                                    3,000,000
     6,000,000    Goldman Sachs Group,# 5.656%, 07/15/98              6,000,000
     1,100,000    John Deere Capital Corp., 5.711%, 07/02/98          1,100,221
     2,000,000    Merrill Lynch & Co. Ser. B, 5.606%,07/03/98         2,000,000
                                                                 --------------
                                                                     12,100,221
                                                                 --------------
                Total Corporate Notes & Bonds FRN
                (Cost $15,100,124)                                   15,100,124
                                                                 --------------

                       See notes to financial statements.

                            Chase Money Market Fund

Principal
 Amount
  (USD)         Issuer                                                  Value
--------------------------------------------------------------------------------
                Certificates of Deposit -- 4.1%
   $ 6,000,000    DuPont EI De Nemours Co.,#
                  5.530%, 08/06/98
                  (Cost $5,966,820)                                $  5,966,820
                                                                   ------------
                Foreign Certificate of Deposit -- 0.7%
     1,000,000    Svenska Handelsbanken Inc. (Sweden),
                  5.790%,05/07/99
                  (Cost $999,594)                                       999,594
                                                                   ------------
    Shares
                Money Market Fund -- 1.1%
     1,542,000    Fidelity Colchester Street Trust Government
                  Fund
                  (Cost $ 1,542,000)                                  1,542,000
                                                                   ------------

Principal
 Amount
  (USD)

                Repurchase Agreements -- 4.3%
   $ 5,000,000    Goldman Sachs & Co. 5.625%, due 07/01/98,
                  (Dated 06/30/98, Proceeds $5,000,781, Secured
                  by FHA ARM Pool 4210270, $5,211,780, 6.17%
                  due 09/01/24, Market $5,219,924)                    5,000,000
     1,330,000    Lehman Brothers Inc. 5.70%, due 07/01/98,
                  (Dated 06/30/98, Proceeds $1,330,211, Secured
                  by U.S. Treasury Note $1,374,198, 6.50%
                  due 04/30/99; Market $1,399,740)                    1,330,000
                                                                   ------------
                Total Repurchase Agreements
                  (Cost $6,330,000)                                   6,330,000
--------------------------------------------------------------------------------
                Total Investments -- 100.2%
                  (Cost $146,050,710)                              $146,050,710
--------------------------------------------------------------------------------


                       See notes to financial statements.

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                                                                              27

                        Chase Short-Intermediate Term
                       U.S. Government Securities Fund
                             as of June 30, 1998


How the Fund Performed

Chase Short-Intermediate Term U.S. Government Securities Fund had a total return of 2.87% for the six-month period ended June 30, 1998.

How the Fund Was Managed

During the period, short-term interest rates were relatively stable. Yields on six-month and three-year securities declined only 18 basis points, while yields on longer-term securities, as measured by the benchmark 30-year Treasury bond, dropped 31 basis points.

In the first three months of the period, the Fund's overweighted exposure to mortgage-backed securities helped performance, due to their relatively attractive yields and the stable interest rate environment. In the last three months, the Fund enjoyed good performance from Treasuries as interest rates trended lower.

Where the Fund May Be Headed

Looking ahead, we do not anticipate a dramatic change in interest rates along the short/intermediate end of the curve. In our opinion, any signs that the economy is strengthening are likely to be countered by the threat of slowing global economic growth due to the economic problems in Asia. Given this backdrop, we remain optimistic that investors will continue to find short intermediate U.S. Government securities attractive in the months ahead.

                        Chase Short-Intermediate Term
                       U.S. Government Securities Fund
                             as of June 30, 1998


Fund Facts

                       Objective    Current income

             Primary Investments    Short-term debt securities
                                    issued by the U.S. government,
                                    its agencies and instrumentalities

 Suggested investment time frame    Short- to mid-term

                Market benchmark    Lehman 1-3 year Government
                                    Bond Index

                                    Lehman Intermediate U.S.
                                    Government Bond Index

           Lipper Funds Universe    Short Intermediate U.S.
                                    Government Funds Index

                  Inception date    4/1/93

                Newspaper symbol    ST US GV

              Dividend Frequency    Daily

                      Net Assets    $28.0 million

                Average Maturity    3.2 years

                Average Duration    2.8 years

                 Average Quality    AAA



  Average Maturity/Quality

   ---------------
   |////|    |    |
   |////|    |    | High
   ---------------
   |    |    |    |
   |    |    |    | Med
   ---------------
   |    |    |    |
   |    |    |    | Low
   ---------------
    Short  Int.  Long

                        Chase Short-Intermediate Term
                       U.S. Government Securities Fund
                             as of June 30, 1998


Life of Fund Performance*

This chart shows what the long-term growth would have been of a hypothetical investment in the Chase Short-Intermediate Term U.S. Government Securities Fund compared to its key benchmarks. This is where you can see the Fund's long-term trend. This chart is for illustrative purposes only.


          Chase Short-
          Intermediate     Lipper
            Term U.S.      Short-
           Government   Intermediate     Lehman         Lehman
           Securities    U.S. Govt.     1-3 Year     Intermediate
   Date       Fund       Fund Index    Govt. Index   Govt. Index
   ----    -----------   ----------    -----------   -----------
 4/1/1993  $   10000     $   10000     $   10000     $   10000
             10011.2         10066         10061         10078
             9990.07       10030.8       10036.9       10050.8
               10086       10166.2       10112.1       10196.5
             10092.4       10170.2       10134.4       10216.9
             10226.7       10313.6       10218.5       10369.1
             10249.2       10338.4       10251.2       10411.7
             10246.9       10332.2       10273.7       10436.6
             10213.3       10304.3       10275.8       10385.5
             10242.5       10349.6       10316.9       10428.1
             10330.5       10441.8       10380.9       10531.3
             10197.4       10338.4       10317.5         10387
             10104.2       10195.7       10264.9       10235.4
             10050.2         10105       10225.9       10168.9
             10059.4       10130.2       10240.2         10176
             10079.7       10135.3       10265.8         10178
             10163.3       10214.4       10358.2       10311.4
             10186.8       10272.6       10392.4       10341.3
             10150.8       10218.1       10368.5       10255.4
             10168.5       10225.3       10392.4       10257.5
             10119.5       10187.5       10348.7       10212.4
             10134.6       10189.5       10368.4         10246
             10269.3       10345.4       10509.4       10413.1
             10443.3       10509.9       10652.3         10614
             10486.3       10564.5         10712       10672.4
             10585.5       10652.2       10807.3       10796.2
             10860.2       10905.7       10992.1       11100.7
             10912.7         10969       11051.5       11171.7
             10902.8       10978.9       11095.7       11177.3
             10981.6       11063.4       11162.2       11268.9
             11030.7       11115.4       11216.9       11344.4
             11132.8       11237.7         11310       11469.2
             11244.8       11354.5       11406.2       11609.2
             11351.8       11439.7       11491.7       11724.1
             11444.7       11538.1       11589.4       11822.6
               11331       11448.1       11544.2       11697.2
             11249.8       11370.2       11536.1       11643.4
             11243.3       11349.8       11547.6       11609.7
               11237       11347.5         11573       11603.9
             11314.3       11437.1       11657.5       11722.2
             11349.9       11474.9         11703       11758.6
             11343.4       11486.4       11746.3       11771.5
             11458.5       11617.3       11853.2       11923.4
             11603.9       11778.8       11987.1       12118.9
               11699       11897.8       12075.8       12265.5
             11655.8       11856.1       12078.3       12199.3
             11703.7       11908.3       12136.1       12245.7
             11719.6       11934.5       12165.5       12265.6
             11679.6       11887.9       12155.9       12195.7
               11783       12002.1       12255.1       12333.4
               11860       12082.5       12340.5       12429.4
               11930       12179.1       12425.5       12535.7
               12110       12359.4       12561.2       12766.9
               12100       12332.2       12574.2       12718.1
               12200       12449.3       12669.7       12856.3
               12300       12562.6         12764       13006.1
               12320         12584       12796.1       13034.7
               12390       12678.4       12881.9       13140.9
             12526.6         12814       13004.8       13312.3
             12517.2       12808.9       13016.6       13298.2
             12551.9       12848.6       13066.7       13339.6
             12605.5         12900       13129.9       13403.3
             12670.8         12980       13200.1       13495.4
 6/30/1998   12745.2       13043.6       13267.4       13585.8

Average Annual Total Returns

This table shows the average annual total returns. This is where you can see the Fund's short-term performance, which, as with the stock markets, tends to be more volatile than the long-term trend.



                                              Since
                                            Inception
                 1 Year   3 Years  5 Years  (4/1/93)
                 ------   -------  -------  --------

Premier Shares    6.83%    5.31%    4.79%     4.73%

* Source: Lipper Analytical Services. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

This chart represents the comparative performance for $10,000 invested in Premier Shares of Chase Short-Intermediate Term U.S. Government Securities Fund, the Lehman 1-3 Year Government Bond Index, the Lehman Intermediate Government Bond Index and Lipper Short-Intermediate Term U.S. Government Funds Index from April 1, 1993 to June 30, 1998. The performance of the Fund assumes the reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect the reinvestment of all dividends and capital gains on the securities included in the benchmark. Premier Shares carry a $100,000 minimum initial investment and carry no sales charge.

Chase Short-Intermediate Term U.S. Government Securities Fund is the successor to the AVESTA Trust Short-Intermediate Term U.S. Government Securities Fund. Effective 12/31/97, the AVESTA Trust was converted from a Texas Trust to Mutual Fund Investment ("MFIT"), a Massachusetts business trust. As part of the conversion, the Fund transferred all of its assets to Chase Short-Intermediate Term U.S. Government Securities Fund, a new investment portfolio of MFIT.

Chase Short-Intermediate Term U.S. Government Securities Fund, unlike the AVESTA Trust Short-Intermediate Term U.S. Government Securities Fund, is subject to certain diversification, distribution and other requirements imposed under the Internal Revenue Code, which may impact performance.

The Lehman 1-3 Year Government Bond Index is composed of bonds covered by the Government Bond Index with maturities of 1-3 years. The Lehman Intermediate Government Bond Index is composed of bonds covered by the Government Bond Index with maturities of 5-10 years. The indices are unmanaged and reflect the reinvestment of dividends. An individual cannot invest directly in an index.

The Lipper Short-Intermediate Term U.S. Government Fund performance of Index represents the 30 largest short-intermediate term debt funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge. An individual cannot invest directly in an index.

The Lehman Intermediate U.S. Government Bond Index consists of U.S. agency and Treasury securities with maturities of one to 10 years. An individual cannot invest directly in an index.

                        Chase Short-Intermediate Term
                       U.S. Government Securities Fund
                             as of June 30, 1998



How Much of the Fund Was Invested


                                 [PIE CHART]

                       Investments          99.0%
                       Cash/Other            1.0%



What the Fund Was Invested In

Percentage of Total Portfolio Investments


                                 [PIE CHART]

           Mortgage Back Securities                 12.0%
           Cash Equivalents & Short Term Paper       3.6%
           U.S. Government Agency Obligations        9.8%
           U.S. Treasury Securitiers                74.6%

                        Chase Short-Intermediate Term
                       U.S. Government Securities Fund

              Portfolio of Investments June 30, 1998 (unaudited)


  Principal
  Amount
  (USD)        Issuer                                                  Value
-------------------------------------------------------------------------------
Long-Term Investments -- 86.2%
-------------------------------------------------------------------------------
               U.S. Treasury Securities -- 74.2%
               U.S. Treasury Notes & Bonds,
  $1,000,000     5.375%, 01/31/00                                  $    997,660
   1,000,000     5.500%, 04/15/00                                       999,690
   1,000,000     5.500%, 12/31/00                                       999,530
   1,200,000     5.500%, 03/31/03                                     1,199,244
   1,000,000     5.500%, 02/15/08                                       999,370
     500,000     5.625%, 11/30/00                                       501,095
   1,500,000     5.625%, 12/31/02                                     1,506,555
   1,000,000     5.625%, 02/15/06                                     1,004,060
   1,000,000     5.750%, 11/30/02                                     1,008,280
   1,265,000     5.750%, 08/15/03                                     1,278,434
     875,000     5.875%, 10/31/98                                       876,365
   1,000,000     5.875%, 01/31/99                                     1,002,190
   1,000,000     5.875%, 02/15/00                                     1,005,470
     900,000     5.875%, 11/30/01                                       909,144
     500,000     5.875%, 09/30/02                                       506,250
   2,000,000     6.375%, 04/30/99                                     2,014,060
   1,150,000     6.500%, 05/31/01                                     1,179,463
   1,100,000     6.875%, 05/15/06                                     1,191,091
   1,408,000     7.750%, 11/30/99                                     1,450,015
                                                                   ------------
                Total U.S. Treasury Securities
                 (Cost $20,391,103)                                  20,627,966
                                                                   ------------
               Mortgage-Backed Securities -- 12.0%
               Mortgage-Backed Pass Through Securities -- 6.7%
   1,861,542     Federal National Mortgage Association,
                 Pool 190806, 6.000%, 05/01/01
                 (Cost $1,843,928)                                    1,855,231
                                                                   ------------
               Collateralized Mortgage Obligations -- 5.3%
   1,470,272     Federal Home Loan Mortgage Corp.,
                 Ser. 1566, Class C, 5.600%, 09/15/00
                 (Cost $1,465,634)                                    1,463,377
                                                                   ------------

               Total Mortgage-Backed Securities
                 (Cost $3,309,562)                                    3,318,608

               Total Long-Term Investments
                 (Cost $26,343,032)                                  26,667,920
-------------------------------------------------------------------------------

                      See notes to financial statements.

                        Chase Short-Intermediate Term
                       U.S. Government Securities Fund

        Portfolio of Investments June 30, 1998 (unaudited) (continued)


  Principal
   Amount
    (USD)      Issuer                                                  Value
-------------------------------------------------------------------------------
Short-Term Investments -- 13.4%
-------------------------------------------------------------------------------
               U.S. Government Obligations -- 9.8%
                 Federal Home Loan Bank, Discount
                 Note Obligations,
 $ 1,300,000       6.790%, 04/17/01                                $  1,336,309
   1,330,000       6.900%, 05/01/02                                   1,385,036
                                                                   ------------
               Total U.S. Government Obligations
                 (Cost $2,642,367)                                    2,721,345
                                                                   ------------

    Shares
               Money Market Fund -- 1.1%
     296,000     Fidelity Colchester Street Trust
                 Government Fund
                 (Cost $296,000)                                        296,000
                                                                    -----------
  Principal
   Amount
   (USD)
               Repurchase Agreement -- 2.5%
    $698,000     Merrill Lynch & Co., Inc., 5.50% due 07/01/98,
                 (Dated 06/30/98,Proceeds $698,107, Secured by
                 U.S. Treasury Note $687,217, 7.75% due 11/30/99;
                 Market $711,662) (Cost $698,000)                       698,000
                                                                    -----------
               Total Short-Term Investments
                (Cost $3,636,367)                                     3,715,345
-------------------------------------------------------------------------------
               Total Investments -- 99.6%
                (Cost $27,337,031)                                  $27,661,919
-------------------------------------------------------------------------------


                      See notes to financial statements.
                                                                             33

                             Chase U.S. Government
                                Securities Fund
                              as of June 30, 1998

How the Fund Performed

Chase U.S. Government Securities Fund had a total return of 4.25% for the six-month period ended June 30, 1998.

How the Fund Was Managed

Declining interest rates and generally benign inflation conditions helped the Fund's performance during the first half of 1998.

In the first three months of the period, the Fund's overweighted exposure to mortgage-backed securities helped performance, due to their relatively attractive yields and the stable interest rate environment.

In the April through June period, the Fund enjoyed good performance from Treasury securities as interest rates declined. The decline in rates was largely due to several weaker-than-expected economic reports and concerns over global economic growth brought on by the economic problems in southeast Asia. The Fund's decision to maintain a slightly longer-than-average duration also contributed favorably to performance, as long-term rates fell.

Late in the period, the Fund benefited from maintaining an underweighted exposure in mortgage-backed securities, as the decline in interest rates increased mortgage prepayments.

Where the Fund May Be Headed

Our outlook for bonds is generally positive. The real rate of return on bonds (the difference between the nominal yield and the inflation rate) remains attractive. Moreover, we expect interest rates to stay in a relatively narrow range. Given this forecast, we expect to maintain our above-average duration going forward. Should yields move higher, we may extend the Fund's effective duration to potentially enhance its income stream.

                             Chase U.S. Government
                                Securities Fund
                              as of June 30, 1998

Fund Facts

                      Objective     Current income

            Primary Investments     Debt securities issued or
                                    guaranteed by the U.S.
                                    government, its agencies and
                                    instrumentalities

Suggested investment time frame     Mid- to long-term

               Market benchmark     Lehman Government Bond Index

          Lipper Funds Universe     Lipper General U.S.
                                    Government Funds Index

                 Inception date     4/1/93

               Newspaper symbol     Not Listed

             Dividend Frequency     Daily

                     Net Assets     $2.9 million

               Average Maturity     11.1 years

               Average Duration     6.4 years

                Average Quality     AAA



         Average Maturity/Quality

         ----------------
         |    |////|    |  High
         |    |////|    |
         ----------------
         |    |    |    |  Med
         |    |    |    |
         ---------------
         |    |    |    |  Low
         |    |    |    |
         ----------------
         Short  Int. Long

                             Chase U.S. Government
                                Securities Fund
                              as of June 30, 1998

Life of Fund Performance*

This chart shows what the long-term growth would have been of a hypothetical investment in the Chase U.S. Government Securities Fund compared to its key benchmarks. This is where you can see the Fund's long-term trend. This chart is for illustrative purposes only.


                               Lipper
               Chase U.S.     General
               Government    U.S. Govt.
               Securities       Funds        Lehman
   Date           Fund          Index      Govt. Index
   ----        -----------   -----------   ------------
 4/1/1993      $   10000     $   10000     $   10000
                 10070.9         10061         10077
                 10051.8         10067       10065.9
                 10534.9       10252.3       10289.4
                 10619.3       10308.7       10352.1
                 11020.6       10482.9         10583
                 11050.9       10494.4       10623.2
                   11136       10521.7       10663.6
                 10905.6       10408.1       10546.3
                 10912.2       10462.2       10587.4
                 11141.3       10597.1       10732.5
                 10668.8       10397.9       10504.9
                 10266.1       10134.9       10268.6
                 10123.4       10018.3       10187.5
                   10068       9980.23       10174.2
                 9996.63       9937.31       10150.8
                 10297.3       10102.3       10337.6
                 10179.9       10104.3       10339.6
                 9821.48       9950.71       10193.9
                  9749.2       9920.85       10186.7
                    9815       9894.07       10168.4
                 9997.08       9963.33       10230.4
                 10265.4       10138.7       10420.7
                 10569.1       10364.8       10644.7
                 10646.5       10412.5       10711.8
                 10798.8       10540.5       10852.1
                 11627.6       10923.1       11289.5
                 11749.3       10988.7       11376.4
                   11509       10950.2       11334.3
                 11767.5       11078.3       11466.9
                   11977       11182.5         11577
                 12358.9       11330.1         11753
                 12646.7       11489.8       11936.3
                 13007.6       11649.5       12105.8
                   12962         11709       12179.7
                 12341.6       11468.9       11931.2
                 12124.5       11372.6       11832.2
                 11962.6       11294.1       11756.4
                   11908       11252.3       11736.5
                 12102.5       11382.9       11887.9
                 12086.8       11404.5       11917.6
                 11935.4       11374.8       11891.4
                 12224.6       11565.9       12088.8
                 12657.1       11816.9       12354.7
                 13080.9       12024.9       12569.7
                 12761.6         11901       12441.5
                 12655.9         11926       12455.3
                 12633.3       11951.1       12472.4
                 12304.6         11810       12340.4
                   12586       11984.8       12518.5
                   12730       12084.3       12626.5
                   12960       12226.9       12768.2
                   13720       12564.4       13130.6
                   13350       12433.7       13000.8
                   13540       12623.9       13196.3
                   13780       12809.5       13424.6
                   13830       12855.6       13493.3
                   13980       12985.5       13634.4
                   14181       13150.4       13838.4
                 14148.1       13125.4       13800.8
                 14191.2       13158.2       13839.9
                 14243.3       13209.5       13902.2
                 14399.5       13332.4         14045
 6/30/1998       14574.2       13444.4       14205.1

Average Annual Total Returns

This table shows the average annual total returns. This is where you can see the Fund's short-term performance, which, as with the stock markets, tends to be more volatile than the long-term trend.

                                                          Since
                                                        Inception

                            1 Year   3 Years   5 Years   (4/1/93)
                            ------   -------   -------   --------

Premier Shares              12.46%    7.44%     6.70%     7.44%


* Source: Lipper Analytical Services. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

This chart represents the comparative performance for $10,000 invested in Premier Shares of Chase U.S. Government Securities Fund, the Lehman Government Index, and Lipper General U.S. Government Funds Index from April 1, 1993 to June 30, 1998. The performance of the Fund assumes the reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect the reinvestment of all dividends and capital gains on the securities included in the benchmark. Premier Shares carry a $100,000 minimum initial investment and carry no sales charge.

Chase U.S. Government Securities Fund is the successor to the AVESTA Trust U.S. Government Securities Fund. Effective 12/31/97, the AVESTA Trust was converted from a Texas Trust to Mutual Fund Investment ("MFIT"), a Massachusetts business trust. As part of the conversion, the Fund transferred all of its assets to Chase U.S. Government Securities Fund, a new investment portfolio of MFIT.

Chase U.S. Government Securities Fund, unlike the AVESTA U.S. Government Securities Fund, is subject to certain diversification, distribution and other requirements imposed under the Internal Revenue Code, which may impact performance.

Lehman Government Index is composed of the Lehman Treasury Bond Index and the Agency Bond Index and includes Treasury bonds and debt issued by the U.S. Government and its agencies. The index is unmanaged and includes the reinvestment of dividends. An individual cannot invest directly in an index.

The Lipper General U.S. Government Funds Index represents performance of the 30 largest U.S. government securities funds. Lipper is an independent mutual fund performance monitor whose results do not reflect a sales charge. An individual cannot invest directly in an index.

                            Chase U.S. Government
                               Securities Fund
                             as of June 30, 1998

How Much of the Fund Was Invested


                                 [PIE CHART]


                              Investments     98.4%
                              Cash/Other       1.6%

What the Fund Was Invested In
Percentage of  Total Portfolio Investments


                                 [PIE CHART]


               U.S. Treasury Securities                 74.6%
               Mortgage Backed Securities               17.1%
               Cash Equivalent & Short Term Paper        8.3%

                    Chase U.S. Government Securities Fund
              Portfolio of Investments June 30, 1998 (unaudited)

Principal
 Amount
 (USD)         Issuer                                                   Value
-------------------------------------------------------------------------------
Long-Term Investments -- 90.8%
-------------------------------------------------------------------------------
               U.S. Treasury Securities -- 73.8%
                  U.S. Treasury Notes & Bonds,
$175,000          5.750%, 08/15/03                                  $   176,859
 525,000          5.875%, 08/31/99                                      527,053
 175,000          6.000%, 02/15/26                                      182,054
 535,000          6.250%, 10/31/01                                      546,117
 590,000          6.750%, 08/15/26                                      675,456
                                                                    -----------
               Total U.S. Treasury Securities
                  (Cost $1,998,358)                                   2,107,539
                                                                    -----------
               Mortgage Backed Pass Through Securities -- 17.0%
 484,518          Government Mortgage Association
                  Corp., Pool 407230, 6.500%, 01/15/28
                  (Cost $484,820)                                       483,457
                                                                    -----------
               Total Long-Term Investments
                  (Cost $2,483,178)                                   2,590,996
-------------------------------------------------------------------------------
 Shares        Issuer                                               Value
-------------------------------------------------------------------------------
Short-Term Investments -- 8.2%
-------------------------------------------------------------------------------
               Money Market Fund -- 4.1%
 118,000          Fidelity Colchester Street Trust
                  Government Fund, 5.584%, 01/01/20
                  (Cost $118,000)                                       118,000
                                                                    -----------

Principal
 Amount
 (USD)

               Repurchase Agreement -- 4.1%
$118,000          Merrill Lynch & Co., Inc., 5.50% due
                  07/01/98, (Dated 06/30/98, Proceeds
                  $118,018, Secured by U.S. Treasury Note
                  $116,177, 7.75% due 11/30/99;
                  Market $120,310), 5.500%, 07/01/98
                  (Cost $118,000)                                       118,000
                                                                    -----------
               Total Short-Term Investments
                  (Cost $236,000)                                       236,000
-------------------------------------------------------------------------------
               Total Investments -- 99.0%
                  (Cost $2,719,178)                                 $ 2,826,996
-------------------------------------------------------------------------------

Index

#     Security may only be sold to qualified institutional buyers.
FRN   Floating Rate Note.
MTN   Medium Term Note

                      See notes to financial statements.

                                 Chase Funds

     Statement of Assets and Liabilities As of June 30, 1998 (unaudited)


                                                                                      Chase
                                                     Chase                         Short-Interm.       Chase
                                       Chase      Intermediate      Chase           Term U.S.       U.S. Gov't.
                                      Income       Term Bond     Money Market   Gov't. Securities   Securities
                                       Fund           Fund           Fund              Fund             Fund
                                     --------     ------------   ------------   -----------------   -----------
ASSETS:
Investment securities,
  at value (Note 1)..............  $ 53,660,144   $ 24,191,514   $146,050,710      $ 27,661,919      $ 2,826,996
Cash.............................           983            884            297               659              410
Receivables:

  Interest.......................       807,509        333,882        558,220           291,386           41,507
  Fund shares sold...............         2,249         30,113              -             1,147               84
  Expense reimbursement
    from Distributor.............             -              -              -                 -           19,104
                                   ------------   ------------   ------------      ------------       ----------
        Total Assets.............    54,470,885     24,556,393    146,609,227        27,955,111        2,888,101
                                   ------------   ------------   ------------      ------------       ----------

LIABILITIES:
Payable for Fund shares
  redeemed.......................             -              -              -             1,021            2,373
Dividends payable................         2,604              -        119,740               500                -
Accrued liabilities: (Note 2)
  Investment advisory fees.......        15,105              -         24,211             3,199                -
  Administration fees............         6,866          2,532         18,158             3,428                -
  Custodian......................         9,866         10,739         15,719             7,286            8,368
  Other..........................        29,652         26,135         56,297            29,100           12,786
                                   ------------   ------------   ------------      ------------       ----------
        Total Liabilities........        64,093         39,406        234,125            44,534           23,527
                                   ------------   ------------   ------------      ------------       ----------

NET ASSETS:
Paid in capital..................    51,994,872     23,963,046    146,375,344        27,570,795        2,731,285
Accumulated undistributed net
  investment income..............           (29)             6              -                 -               31
Accumulated undistributed net
  realized gain (loss) on
  investment transactions........       512,477        127,256           (242)           14,894           25,440
Net unrealized appreciation
  of investments.................     1,899,472        426,679              -           324,888          107,818
                                   ------------   ------------   ------------      ------------       ----------
        Net Assets...............  $ 54,406,792   $ 24,516,987   $146,375,102      $ 27,910,577       $2,864,574
                                   ------------   ------------    -----------      ------------       ----------
                                   ------------   ------------   ------------      ------------       ----------

Shares of beneficial interest
  outstanding ($.001 par
  value; unlimited number of
  shares authorized).............     2,653,965      1,908,233    146,375,344         2,246,378          201,687
Net asset value, maximum
  offering price and redemption
  price per share................        $20.50         $12.85          $1.00            $12.42           $14.20
Cost of Investments..............  $ 51,760,672   $ 23,764,835   $146,050,710      $ 27,337,031       $2,719,178
                                   ------------   ------------   ------------      ------------       ----------

                      See notes to financial statements.

                                  Chase Funds

  Statement of Operations For the six months ended June 30, 1998 (unaudited)


                                                                                               Chase
                                                                                             Short-Interm.
                                                                 Chase                        Term U.S.        Chase
                                                 Chase        Intermediate      Chase          Gov't.       U.S. Gov't.
                                                 Income        Term Bond     Money Market    Securities     Securities
                                                  Fund           Fund           Fund            Fund           Fund
                                               -----------    -----------    -----------     -----------    -----------

INTEREST INCOME ...........................    $ 1,666,132    $   657,757    $ 4,232,669     $   812,408    $    87,926

EXPENSES: (Note 2)
Investment Advisory fees ..................        134,035         53,033        224,282          67,920          7,326
Administration fees .......................         40,210         15,910        112,141          20,376          2,198
Custodian fees ............................         30,315         31,300         41,121          25,781         20,635
Printing and postage ......................          2,480          2,480          5,795           2,480          2,041
Professional fees .........................         11,776          8,500         16,572           8,797          5,187
Registration costs ........................          7,827          7,827          8,237           7,827          1,082
Transfer agent fees .......................         11,649         12,728         21,823          10,004         10,777
Trustees fees and expenses ................          4,021          1,591         11,214           2,038            220
Other .....................................          4,312          2,395         13,643           5,558            688
                                               -----------    -----------    -----------     -----------    -----------
     Total expenses .......................        246,625        135,764        454,828         150,781         50,154
                                               -----------    -----------    -----------     -----------    -----------

  Less amounts waived (Note 2) ............         45,572         56,215         81,026          48,902          9,524
  Less expenses borne by the
     Distributor ..........................           --             --             --              --           29,641
                                               -----------    -----------    -----------     -----------    -----------
     Net expenses .........................        201,053         79,549        373,802         101,879         10,989
                                               -----------    -----------    -----------     -----------    -----------
        Net investment income .............      1,465,079        578,208      3,858,867         710,529         76,937
                                               -----------    -----------    -----------     -----------    -----------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments ...        512,477        127,256           (170)         14,894         25,440
Change in net unrealized appreciation
    on investments ........................        348,303         52,174           --            35,194         16,763
                                               -----------    -----------    -----------     -----------    -----------
    Net realized and unrealized gain (loss)
        on investments ....................        860,780        179,430           (170)         50,088         42,203
                                               -----------    -----------    -----------     -----------    -----------

    Net increase in net assets from
        operations ........................    $ 2,325,859    $   757,638    $ 3,858,697     $   760,617    $   119,140
                                               ===========    ===========    ===========     ===========    ===========





                      See notes to financial statements.
40

                                  Chase Funds

  Statement of Changes in Net Assets For the periods indicated (unaudited)

                                                                                            Chase
                                                           Chase                         Intermediate                Chase
                                                          Income                           Term Bond              Money Market
                                                           Fund                              Fund                    Fund
                                              ---------------------------------------------------------------------------------
                                                 01/01/98           Year           01/01/98         Year            01/01/98
                                                 Through           Ended           Through          Ended           Through
                                                 06/30/98        12/31/97          06/30/98        12/31/97         06/30/98
                                              ---------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income .....................   $   1,465,079    $   2,989,444    $     578,208    $     843,372    $   3,458,867
Net realized gain (loss) on investments ...         512,477          (39,579)         127,256           85,966             (170)
Change in net unrealized
  appreciation on investments .............         348,303        1,289,272           52,174          359,955             --
                                              ---------------------------------------------------------------------------------
  Increase in net assets from operations ..       2,325,859        4,239,137          757,638        1,289,293        3,858,697
                                              ---------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM: (Note 1)
Net investment income .....................      (1,465,108)            --           (578,202)            --         (3,858,867)
Net realized gains ........................            --               --               --               --                (72)
                                              ---------------------------------------------------------------------------------
  Total distributions to shareholders .....      (1,465,108)            --           (578,202)            --         (3,858,939)
                                              ---------------------------------------------------------------------------------
Increase (decrease) from capital share
  transactions (Note 5) ...................       2,217,024       (6,524,419)       5,742,301       10,357,199       11,796,450
                                              ---------------------------------------------------------------------------------
    Total increase (decrease) in net assets       3,077,775       (2,285,282)       5,921,737       11,646,492       11,796,208

NET ASSETS:
  Beginning of period .....................      51,329,017       53,614,299       18,595,250        6,948,758      134,578,894
                                              ---------------------------------------------------------------------------------
  End of period ...........................   $  54,406,792    $  51,329,017    $  24,516,987    $  18,595,250    $ 146,375,102
                                              =================================================================================

                                                                           Chase
                                                                      Short-Interm.                           Chase
                                                 Chase                   Term U.S.                         U.S. Gov't.
                                              Money Market           Gov't Securities                      Securities
                                                  Fund                     Fund                               Fund
                                              ---------------------------------------------------------------------------------
                                                  Year           01/01/98          Year            01/01/98            Year
                                                  Ended          Through           Ended           Through             Ended
                                                 12/31/97        06/30/98         12/31/97         06/30/98          12/31/97
                                              ---------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income .....................   $   6,306,866    $     710,529    $   1,402,140    $      76,937    $     159,592
Net realized gain (loss) on investments ...            --             14,894          (36,214)          25,440          114,518
Change in net unrealized
  appreciation on investments .............            --             35,194          173,254           16,763          (15,753)
                                              ---------------------------------------------------------------------------------
  Increase in net assets from operations ..       6,306,866          760,617        1,539,180          119,140          258,357
                                              ---------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
  FROM: (Note 1)
Net investment income .....................      (6,306,866)        (710,529)            --            (76,906)            --
Net realized gains ........................            --               --               --               --               --
                                              ---------------------------------------------------------------------------------
  Total distributions to shareholders .....      (6,306,866)        (710,529)            --            (76,906)            --
                                              ---------------------------------------------------------------------------------
Increase (decrease) from capital share
  transactions (Note 5) ...................      15,472,904        3,912,026       (6,141,498)        (105,419)         (77,275)
                                              ---------------------------------------------------------------------------------
    Total increase (decrease) in net assets      15,472,904        3,962,114       (4,602,318)         (63,185)         181,082

NET ASSETS:
  Beginning of period .....................     119,105,990       23,948,463       28,550,781        2,927,759        2,746,677
                                              ---------------------------------------------------------------------------------
  End of period ...........................   $ 134,578,894    $  27,910,577    $  23,948,463    $   2,864,574    $   2,927,759
                                              =================================================================================

                      See notes to financial statements.

                                  Chase Funds

                  Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies -- Mutual Fund Investment Trust (the "Trust") was organized on September 23, 1997 as a Massachusetts Business Trust, and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. Chase Income Fund ("CIF"), Chase Intermediate Term Bond Fund ("CIBF"), Chase Money Market Fund ("CMMF"), Chase Short-Intermediate Term U.S. Government Securities Fund ("CISF") and Chase U.S. Government Securities Fund ("CGSF"), are separate funds of the Trust.

The Funds were established on January 1, 1998 for the conversion of the AVESTA Trust to the Chase Funds of the Mutual Fund Investment Trust. The AVESTA Trust contributed securities and other assets and liabilities, in exchange for shares of the corresponding portfolio of the newly created Funds in a tax-free exchange.

The following is a summary of significant accounting policies followed by the
Funds:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. Valuation of investments -- Bonds and other fixed income securities (other than short-term obligations), including listed issues, are valued on the basis of valuations supplied by pricing services or by matrix pricing systems of a major dealer in bonds. Short-term debt securities with 61 days or more to maturity at time of purchase are valued, through the 61st day prior to maturity, at market value based on quotations obtained from market makers or other appropriate sources; thereafter, the value on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

     B. Repurchase agreements -- It is the Trust's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Trust's custodian bank, subcustodian, or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Trust may be delayed or limited.

     C. Security transactions and investment income -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued adjusted for amortization of premiums and accretion of discounts.

     D. Expenses -- Expenses directly attributable to a Fund are charged to that Fund; other expenses of the Trust are allocated proportionately among each of the Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis.

     E. Federal income taxes -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Trust's policy is to comply with the provisions of the Internal

                                 Chase Funds

     Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income, and net realized gain on investments. In addition, the Trust intends to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

     F. Distributions to shareholders -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. Dividends and distributions which exceed net investment income or net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized capital gains.

     G. Dollar rolls -- The funds enter into dollar rolls in which the Funds sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Funds forgo principal and interest paid on the securities. The Funds are compensated by the interest earned on the cash proceeds of the initial sale and a fee earned for entering into the roll transaction. The fee is amortized into income over the duration of the roll transaction.

2.   Fees and Other Transactions with Affiliates

     A. Investment advisory fee -- Pursuant to separate Investment Advisory Agreements, The Chase Manhattan Bank ("Chase" or the "Adviser") acts as the Investment Adviser to the Funds. Chase is a direct wholly owned subsidiary of The Chase Manhattan Corporation. As Investment Adviser, Chase supervises the investments of the Funds and for such services is paid a fee. The fee is computed daily and paid monthly at an annual rate equal to 0.30% for CMMF and 0.50% for CIF, CIBF, CSIF and CGSF of the average daily net assets, respectively. The Adviser voluntarily waived some or all of its fees in the amount of $45,572; $53,033; $81,026; $48,902; and $7,326; for CIF, CIBF, CMMF, CSIF and CSGF, respectively, for the six month period ended June 30, 1998.

     Chase Texas, a wholly owned subsidiary of The Chase Manhattan Corporation, is the Sub-Investment Advisor to each Fund. Pursuant to the Sub-Investment Advisory Agreement between Chase Texas and Chase, Chase Texas is entitled to receive a fee payable by Chase from its advisory fee, at an annual rate equal to 0.15% for CMMF and 0.25% for CSIF, CGSF, CIBF and CIF of average daily net assets, respectively.

     B. Sub-administration fees -- Pursuant to a Sub-Administration Agreement, Chase Fund Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust's exclusive underwriter and promotes and arranges for the sale of each Fund's shares. In addition, the Distributor provides certain sub-administration services to the Trust, including providing officers, clerical staff and office space for an annual fee of 0.05% of the average daily net assets of each Fund. The Distributor voluntarily waived some or all of its fees in the amount of $731 for CGSF for the six month period ended June 30, 1998.

     C. Administration fee -- Pursuant to an Administration Agreement, Chase (the "Administrator") provides certain administration services to the Trust. For these services and facilities, the Administrator receives from each Fund a fee computed at the annual rate equal to 0.10% of the respective Fund's average daily net assets. The Administrator voluntarily waived some or all of its fees in the amount of $3,182 and $1,467 for CIBF and CGSF, respectively, for the six month period ended June 30, 1998.

                                 Chase Funds

     D. Assumption of expenses -- The Distributor voluntarily assumed expenses of the Funds as shown on the Statement of Operations.

     E. Other -- Certain officers of the Trust are officers of Vista Fund Distributors, Inc. or of its parent corporation, The BISYS Group, Inc.

     Chase provides portfolio accounting and custody services for the Funds. Compensation for such services is presented in the Statement of Operations as custodian fees.

3. Investment Transactions -- Purchases and sales of investments (excluding short-term investments) were as follows:

                                                                Chase
                                                                Short-
                                                  Chase       Intermediate      Chase
                                   Chase       Intermediate   Term US Gov't   US Gov't
                                  Income          Term         Securities    Securities
                                   Fund         Bond Fund        Fund           Fund
                                -----------    -----------    -----------    -----------
Purchases (excluding
  U.S. Government) .........    $      --      $ 2,705,778    $      --      $      --
Sales (excluding
  U.S.Government) ..........      1,422,230        427,916           --             --
Purchases of U.S. Government     13,057,635      8,609,502     10,225,758        670,720
Sales of U.S. Government ...     10,397,625      4,150,960      6,004,675        920,156


4. Federal Income Tax Matters -- For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at June 30, 1998 are as follows:


                                                                     Chase
                                                                     Short-
                                                     Chase         Intermediate        Chase
                                    Chase         Intermediate     Term US Gov't     US Gov't
                                   Income            Term           Securities      Securities
                                    Fund           Bond Fund          Fund             Fund
                                 ------------     ------------     ------------     -----------
Aggregate cost ..............    $ 51,760,672     $ 23,764,835     $ 27,337,031     $ 2,719,178
                                 ------------     ------------     ------------     -----------
Gross unrealized appreciation       1,906,326          436,727          344,046         109,180
Gross unrealized depreciation          (6,854)         (10,048)         (19,158)         (1,362)
                                 ------------     ------------     ------------     -----------
Net unrealized appreciation .    $  1,899,472     $    426,679     $    324,888     $   107,818
                                 ------------     ------------     ------------     -----------


5. Transactions in Shares of Beneficial Interest -- Transactions in Shares of Beneficial Interest for the six months ended June 30, 1998 were as follows:


                                                          Chase Income Fund
                                                          -----------------

                                      01/01/98 Through 06/30/98            Year Ended 12/31/97
                                    -----------------------------     -----------------------------
                                        Amount            Shares          Amount            Shares
                                    ------------         --------     ------------         --------
Shares sold ....................    $ 10,851,616          534,582     $  8,887,000          461,702
Shares issued in reinvestment
  of distributions .............         860,649           42,316              --               --
Shares redeemed ................      (9,495,241)        (466,566)     (15,411,419)        (806,698)
                                    ------------          -------       ----------          -------
Net increase (decrease) in Trust
  shares outstanding ...........    $  2,217,024          110,332     ($ 6,524,419)        (344,996)
                                    ============          =======      ===========          =======

                                  Chase Funds


                                                        Chase Intermediate Term Bond Fund
                                                        ---------------------------------
                                            01/01/98 Through 06/30/98             Year Ended 12/31/97
                                         ------------------------------    ------------------------------
                                             Amount            Shares          Amount            Shares
                                         -------------      -----------    -------------     ------------
Shares sold ..........................   $   8,271,740          646,863    $  14,646,175        1,218,217
Shares issued in reinvestment
  of distributions ...................         329,972           25,775             --               --
Shares redeemed ......................      (2,859,411)        (222,651)      (4,288,976)        (344,539)
                                         -------------      -----------    -------------     ------------
Net increase (decrease) in Trust
  shares outstanding .................   $   5,742,301          449,987    $  10,357,199          873,678
                                         =============      ===========    =============     ============


                                                            Chase Money Market Fund
                                                            -----------------------
                                            01/01/98 Through 06/30/98             Year Ended 12/31/97
                                         ------------------------------    ------------------------------
                                             Amount            Shares          Amount            Shares
                                         -------------      -----------    -------------     ------------
Shares sold ..........................   $ 101,663,444      101,663,444    $ 185,047,372      185,047,372
Shares issued in reinvestment
  of distributions ...................       3,034,061        3,034,061        4,021,779        4,021,779
Shares redeemed ......................     (92,901,055)     (92,901,055)    (173,596,247)    (173,596,247)
                                         -------------      -----------    -------------     ------------
Net increase (decrease) in Trust
  shares outstanding .................   $  11,796,450       11,796,450    $  15,472,904       15,472,904
                                         =============      ===========    =============     ============


                                  Chase Funds

                                                          Chase Short-Intermediate Term
                                                         U.S. Government Securities Fund
                                                         -------------------------------
                                            01/01/98 Through 06/30/98             Year Ended 12/31/97
                                         ------------------------------    ------------------------------
                                             Amount            Shares          Amount            Shares
                                         -------------       -----------   -------------     ------------

Shares sold ....................         $  6,752,696          543,021     $  7,667,388         641,679
Shares issued in reinvestment
  of distributions .............              464,040           37,399            --               --
Shares redeemed ................           (3,304,710)        (266,234)     (13,808,886)     (1,158,939)
                                         ------------         --------     ------------      ----------
Net increase (decrease) in Trust
  shares outstanding ...........         $  3,912,026          314,186     ($ 6,141,498)       (517,260)
                                         ============         ========     ============      ==========


                                                      Chase U.S. Government Securities Fund
                                                      -------------------------------------
                                            01/01/98 Through 06/30/98             Year Ended 12/31/97
                                         ------------------------------    ------------------------------
                                             Amount            Shares          Amount            Shares
                                         -------------       -----------   -------------     ------------

Shares sold ....................           $ 608,025            43,140       $ 772,453          59,298
Shares issued in reinvestment
  of distributions .............              38,137             2,705           --               --
Shares redeemed ................            (751,581)          (53,648)       (849,728)        (65,037)
                                           ---------          --------       ---------         -------
Net increase (decrease) in Trust
  shares outstanding ...........           ($105,419)           (7,803)      ($ 77,275)         (5,739)
                                           =========          ========       =========         =======

6. Concentration of Credit Risk - As of June 30, 1998, CMMF invested 69.1% of its net assets in financial institutions, of which 19.8% was invested in Broker Dealers, 11.4% in Banking and 37.9% in other Financial Service Providers. General economic conditions, as well as exposure to credit losses arising from possible financial difficulties of borrowers, play an important role in the operation of the financial services industry.

-----------------
Chase Income Fund
-----------------
Financial Highlights (unaudited)


                                                               01/01/98                For the Years Ended December 31,
                                                               Through     --------------------------------------------------------
                                                               06/30/98      1997        1996        1995        1994        1993+
                                                               --------------------------------------------------------------------

Per Share Operating Performance
Net Asset Value, Beginning of Period .......................    $ 20.18     $ 18.56     $ 18.21     $ 15.39     $ 16.11     $ 14.62
                                                                -------------------------------------------------------------------
Income from Investment Operations:
   Net Investment Income ...................................       0.55       1.140       1.000       0.970       0.840       0.820
   Net Gains or Losses in Securities (both realized and
     unrealized) ...........................................      0.320       0.480      (0.650)      1.850      (1.560)      0.670
                                                                -------------------------------------------------------------------
   Total from Investment Operations ........................       0.87       1.620       0.350       2.820      (0.720)      1.490
                                                                -------------------------------------------------------------------
Less Distributions:
   Dividends from Net Investment Income ....................       0.55         --          --          --          --          --
                                                                -------------------------------------------------------------------
Net Asset Value, End of Period .............................    $ 20.50     $ 20.18     $ 18.56     $ 18.21     $ 15.39     $ 16.11
                                                                ===================================================================
Total Return ...............................................       4.37%       8.73%       1.91%      18.38%      (4.47)%     10.18%

Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted) ....................    $54,407     $51,329     $53,614     $57,452     $52,235     $76,085
Ratios to average net assets:#
   Ratio of Expenses .......................................       0.75%       0.75%       0.75%       0.75%       0.75%       1.00%
   Ratio of Net Investment Income ..........................       5.46%       5.82%       5.58%       5.77%       5.43%       5.20%
   Ratio of Expenses Without Waivers and Assumption of
     Expenses ..............................................       0.92%       1.14%       1.07%       1.08%       1.07%       1.09%
   Ratio of Net Investment Income Without Waivers and
     Assumption of Expenses ................................       5.29%       5.43%       5.26%       5.44%       5.11%       5.11%
Portfolio Turnover Rate ....................................         23%         97%         72%         93%        239%        156%

# Short periods have been annualized.

+ Amounts have been adjusted to reflect 10:1 reverse split of the Fund's units on May 7, 1993.

See notes to financial statements.

---------------------------------
Chase Intermediate Term Bond Fund
---------------------------------
Financial Highlights (unaudited)


                                                           01/01/98       For the Years Ended December 31,  10/03/94+
                                                            Through     ----------------------------------   Through
                                                           06/30/98      1997        1996        1995       12/31/94
                                                           ---------------------------------------------------------
Per Share Operating Performance
Net Asset Value, Beginning of Period .................    $ 12.75      $ 11.89     $ 11.67     $  9.99     $10.00
                                                          ----------------------------------------------------------
Income from Investment Operations:
  Net Investment Income ..............................      0.345        0.560       0.610       0.640      0.150
  Net Gains or Losses in Securities (both realized and
   unrealized) .......................................      0.100        0.300      (0.390)      1.040     (0.160)
                                                          ----------------------------------------------------------
  Total from Investment Operations ...................      0.445        0.860       0.220       1.680     (0.010)
                                                          ----------------------------------------------------------
Less Distributions:
  Dividends from Net Investment Income ...............      0.345          --          --          --         --
                                                          ----------------------------------------------------------
Net Asset Value, End of Period .......................    $ 12.85      $ 12.75     $ 11.89      $11.67     $ 9.99
                                                          ==========================================================
Total Return .........................................       3.53%        7.26%       1.86%      16.79%     (0.32)%

Ratios/Supplemental Data:
  Net Assets, End of Period (000 omitted) ............    $24,517      $18,595      $6,949      $5,031     $5,124
  Ratios to average net assets:#
    Ratio of Expenses ................................       0.75%        0.75%       0.75%       0.75%      0.75%
    Ratio of Net Investment Income ...................       5.43%        5.61%       5.32%       5.89%      6.12%
    Ratio of Expenses Without Waivers and Assumption
      of Expenses ....................................       1.28%        1.25%       1.42%       1.43%      1.38%
    Ratio of Net Investment Income Without Waivers
      and Assumption of Expenses .....................       4.90%        5.11%       4.65%       5.21%      5.49%
Portfolio Turnover Rate ..............................         24%          14%        134%        198%         7%

* Commencement of operations.

# Short periods have been annualized.

See notes to financial statements.

---------------------------------
Chase Money Market Fund
---------------------------------
Financial Highlights (unaudited)

                                                        01/01/98                 For the Years Ended December 31,
                                                        Through     -----------------------------------------------------------
                                                        06/30/98      1997         1996         1995         1994        1993
                                                       ------------------------------------------------------------------------

Per Share Operating Performance
Net Asset Value, Beginning of Period .............     $   1.00     $   1.00     $   1.00     $  1.00     $  1.00    $   1.00
                                                       ------------------------------------------------------------------------
Income from Investment Operations:
   Net Investment Income .........................        0.026        0.051        0.049       0.054       0.039       0.026
   Net Gains or Losses in Securities
     (both realized and unrealized) ..............        0.000          --           --          --          --          --
                                                       ------------------------------------------------------------------------
   Total from Investment Operations ..............        0.026        0.051        0.049       0.054       0.039       0.026
                                                       ------------------------------------------------------------------------
Less Distributions:
   Dividends from Net Investment Income ..........        0.026        0.051        0.049       0.054       0.039       0.026
                                                       ------------------------------------------------------------------------
Net Asset Value, End of Period ...................     $   1.00     $   1.00     $   1.00     $  1.00     $  1.00    $   1.00
                                                       ========================================================================

Total Return .....................................         2.59%        5.10%        5.10%       5.70%       3.80%       2.60%

Ratios/Supplemental Data:
   Net Assets, End of Period (000 omitted) .......     $146,375     $134,579     $119,106     $71,310     $55,505     $28,024
   Ratios to average net assets:#
     Ratio of Expenses ...........................         0.50%        0.50%        0.50%       0.50%       0.50%       0.65%
     Ratio of Net Investment Income ..............         5.16%        5.09%        4.93%       5.43%       3.90%       2.57%
     Ratio of Expenses Without Waivers and
       Assumption of Expenses ....................         0.61%        0.74%        0.72%       0.72%       0.83%       0.82%
     Ratio of Net Investment Income Without
       Waivers and Assumption of Expenses ........         5.05%        4.85%        4.71%       5.21%       3.57%       2.40%

#   Short periods have been annualized.

See notes to financial statements.

-------------------------------
Chase Short-Intermediate Term
U.S. Government Securities Fund
-------------------------------

Financial Highlights (unaudited)

                                                           01/01/98            For The Years Ended December 31,          04/01/93+
                                                            Through     ---------------------------------------------    Through
                                                           06/30/98      1997        1996        1995         1994       12/31/93
                                                           ----------------------------------------------------------------------
Per Share Operating Performance
Net Asset Value, Beginning of Period ....................  $ 12.39     $ 11.66     $ 11.35     $ 10.14     $ 10.24       $ 10.00
                                                           ----------------------------------------------------------------------
Income from Investment Operations:
   Net Investment Income ................................    0.322       0.670       0.600       0.580       0.450         0.290
   Net Gains or Losses in Securities (both realized and
     unrealized) ........................................    0.030       0.060      (0.290)      0.630      (0.550)       (0.050)
                                                           ----------------------------------------------------------------------
   Total from Investment Operations .....................    0.352       0.730       0.310       1.210      (0.100)        0.240
                                                           ----------------------------------------------------------------------
Less Distributions:
   Dividends from Net Investment Income .................    0.322         --          --          --         --             --
                                                           ----------------------------------------------------------------------
Net Asset Value, End of Period ..........................  $ 12.42     $ 12.39     $ 11.66     $ 11.35     $ 10.14       $ 10.24
                                                           ======================================================================
Total Return ............................................     2.87%       6.30%       2.68%      12.01%      (1.05)%        2.43%

Ratios/Supplemental Data:
   Net Assets, End of Period (000 omitted) ..............  $27,911     $23,948     $28,551     $28,783     $22,992       $17,391
   Ratios to average net assets:#
     Ratio of Expenses ..................................     0.75%       0.75%       0.75%       0.75%       0.75%         0.60%
     Ratio of Net Investment Income .....................     5.23%       5.40%       5.26%       5.38%       4.41%         3.76%
     Ratio of Expenses Without Waivers and Assumption of
       Expenses .........................................     1.11%       1.01%       0.88%       0.91%       0.96%         1.66%
   Ratio of Net Investment Income Without Waivers and
     Assumption of Expenses .............................     4.87%       5.14%       5.13%       5.22%       4.20%         2.70%
Portfolio Turnover Rate .................................       23%         63%        177%        187%        268%          247%

* Commencement of operations.

# Short periods have been annualized.

See notes to financial statements.

-------------------------------------
Chase U.S. Government Securities Fund
-------------------------------------
Financial Highlights (unaudited)




                                             01/01/98                  For the Years Ended December 31,                04/01/93*
                                             Through       --------------------------------------------------------    Through
                                             06/30/98        1997          1996           1995           1994          12/31/93
                                             -----------------------------------------------------------------------------------
Per Share Operating Performance
Net Asset Value, Beginning of Period .....   $ 13.98       $ 12.76        $ 13.01        $ 10.00       $  10.91        $  10.00
                                             -----------------------------------------------------------------------------------
Income from Investment Operations:
   Net Investment Income .................     0.367         0.750          0.740          0.730          0.620           0.400
   Net Gains or Losses in Securities
     (both realized and unrealized) ......     0.220         0.470         (0.990)         2.280         (1.530)          0.510
                                             -----------------------------------------------------------------------------------
   Total from Investment Operations ......     0.587         1.220         (0.250)         3.010         (0.910)          0.910
                                             -----------------------------------------------------------------------------------
Less Distributions:

    Dividends from Net Investment Income..     0.367          --             --             --             --              --
                                             -----------------------------------------------------------------------------------
Net Asset Value, End of Period ...........   $ 14.20       $ 13.98        $ 12.76        $ 13.01       $  10.00        $  10.91
                                             ===================================================================================
Total Return .............................      4.25%        (9.55)%        (1.89)%        30.11%         (8.39)%          9.12%

Ratios/Supplemental Data:
   Net Assets, End of Period (000 omitted)   $ 2,865       $ 2,928        $ 2,746        $ 2,877       $  2,628        $  2,916
   Ratios to average net assets:#
       Ratio of Expenses .................      0.75%         0.75%          0.75%          0.75%          0.75%           0.64%
       Ratio of Net Investment Income ....      5.26%         5.73%          6.01%          6.38%          6.23%           4.91%
       Ratio of Expenses Without Waivers
          and Assumption of Expenses .....      3.42%         3.15%          2.09%          2.22%          2.38%           4.69%
       Ratio of Net Investment Income
          Without Waivers and
          Assumption of Expenses .........      2.59%         3.33%          4.67%          4.91%          4.60%           0.86%
Portfolio Turnover Rate ..................        25%           87%            48%            17%           174%            232%

*   Commencement of operations.

#   Short periods have been annualized.

See notes to financial statements.

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52

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                                                                            53

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54

Chase Funds are distributed by CFD Fund Distributors, Inc. which is unaffiliated with The Chase Manhattan Bank. Chase and its respective affiliates receive compensation from Chase Funds for providing investment advisory and other services.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

The financial information in this report has been taken from the books and records of the Funds without examination by independent accountants, who express no opinion thereto.

To obtain a prospectus for any of the Chase Funds, call 1-888-5-CHASE-0. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.


NOT                 May Lose Value
FDIC
INSURED             No Bank Guarantee

Chase Funds(SM). Invest With Power.



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(c) The Chase Manhattan Corporation, 1998. All Rights Reserved.
    C-465-01605
    August 1998   CF802-3-898



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